Available-for-Sale Debt Securities - CANTOR EQUITY PARTNERS II, INC.	3 Months Ended
Mar. 31, 2026
CANTOR EQUITY PARTNERS II, INC.
Debt Securities, Available-for-Sale [Line Items]
Available-for-Sale Debt Securities	Available-for-Sale Debt Securities
The following tables present the amortized cost, gross unrealized gains (losses), fair value and other information for the available-for-sale debt securities held in the Trust Account:

March 31, 2026	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government debt securities(1)(2)	$248,730,877	$168,746	$(146,459)	$248,753,164

December 31, 2025	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government debt securities(1)(2)	$246,479,306	$168,746	$(30,699)	$246,617,353
__________________
(1)Contractual maturities are one year or less.
(2)No debt securities were in an unrealized loss position.
The Company did not have any sales of its available-for-sale debt securities during the three months ended March 31, 2026.
 Available-for-Sale Debt Securities
The following table presents the amortized cost, gross unrealized gains (losses), fair value and other information for the available-for-sale debt securities held in the Trust Account:

December 31, 2025	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government debt securities(1)(2)	$246,479,306	$168,746	$(30,699)	$246,617,353
__________________
(1)Contractual maturities are one year or less.
(2)No debt securities were in an unrealized loss position.
The Company did not have any sales of its available-for-sale debt securities during the year ended December 31, 2025.
The Company did not hold any available-for-sale debt securities as of December 31, 2024.